Subcontracting agreement	12 Months Ended
Dec. 31, 2012
Subcontracting Agreement [Abstract]
Subcontracting Agreement [Text Block]

3. Subcontracting agreement:

In accordance with the terms of a supply agreement signed with GSK in December 2004 and renewed in May 2008 for the manufacture of Coreg CR microparticles on a cost plus basis, the Company recognized as revenues from product sales a total amount of $8,180,000 in 2010. This supply agreement expired on December 31, 2010. In October, 2011, the Company announced that it signed a new supply agreement with GSK for the production of Coreg CR microparticles.  Under the agreement, the Company is entitled to guaranteed minimum payments to supply Coreg CR microparticles over a period of five years. No earlier than January 1, 2013, GSK may terminate the agreement at their sole discretion by giving six months written notice.  Pursuant to the agreement, the Company received a payment of € 1,300,000 ($1,835,000) during the third quarter of 2011 and a further €1,300,000 ($1,752,000) payment in the fourth quarter of 2011, as well as a higher margin on all product produced by Flamel for GSK since January 1, 2011. For the year 2011, the Company recognized as revenues from product sales a total amount of $13,395,000 of which $2,711,000 relates to the €2,600,000 received in the third quarter and the fourth quarter 2011. For 2012, the Company recognized as revenues from product sales a total amount of $9,097,000 of which $852,000 relates to the €2,600,000 received in 2011.